LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
LEASES

NOTE 10 - LEASES

The following table summarizes total lease expense during the three and six months ended June 30, 2024 and 2023 (in thousands):

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Amortization of ROU assets - finance lease	$20	$20	$40	$27
Interest on lease liabilities - finance lease	$2	$3	$5	$4
Cash paid for financing lease liabilities	$17	$-	$38	$-
Cash paid for operating lease liabilities	$84	$188	$216	$375
Operating lease expense	$137	$186	$257	$371
Variable lease expense	$-	$20	$4	$42
Short-term lease expense	$1	$1	$1	$1

NOTABLE LABS, LTD.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes amounts due under lease liabilities and the reconciliation of lease liabilities as of June 30, 2024 (in thousands):

	Lease Obligation
	Finance Lease	Facilities Lease
2024	$44	$272
2025	87	552
2026	87	569
2027	87	239
2028 and thereafter	15	-
Total future undiscounted lease payments	320	1,632
Less: imputed interest	(17)	(140)
Total lease liabilities	$303	$1,492

NOTE 8 - LEASES

In February 2023, the Company entered into a finance lease for equipment with a value of $405,000 along with a service contract with a value of $158,000. The finance lease is being accounted in accordance with FASB ASC 842, Leases, and the service contract is expensed over the term of the lease.

In April 2023, the Company extended the lease for its facilities in Foster City, California. The term of the lease is extended beginning in June 2023 to May 2027. The Company has the right to terminate the lease effective as of March 2025 upon providing four months of notice and four months of base rent for the year of the notice as an early lease termination fee. The weighted average incremental borrowing rate is 6.0%. Total lease payments from June 2023 through May 2027 approximate $2.2 million.

The following table summarizes total lease expense during the years ended December 31, 2023 and 2022 (in thousands):

	December 31, 2023	December 31, 2022
Amortization of ROU assets - finance lease	$67	$-
Interest on Lease liabilities - finance lease	$10	$-
Cash paid for financing lease liabilities	$73	$-
Cash paid for operating lease liabilities	$632	$751
Operating lease expense	$728	$749
Variable lease expense	$81	$94
Short-term lease expense	$2	$167

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The following table summarizes maturities of lease liabilities and the reconciliation of lease liabilities as of December 31, 2023 (in thousands):

	Lease Obligation
	Finance Lease	Facilities Lease
2024	$87	$536
2025	87	552
2026	87	569
2027	87	240
2028 and thereafter	15	-
Total future undiscounted lease payments	363	1,897
Less: imputed interest	(22)	(189)
Total lease liabilities	$341	$1,708

Information related to the Company’s ROU assets and related lease liabilities was as follows (in thousands except for remaining lease term and discount rate):

	December 31, 2023
	Finance Lease	Facilities Lease
Current finance lease liabilities	$78	$-
Non-current finance lease liabilities	$263	$-
Current operating lease liabilities	$-	$445
Non-current operating lease liabilities	$-	$1,263
Weighted average remaining lease term in years	4.2	3.4
Weighted average discount rate	3.1%	6.0%

	December 31, 2022
	Facilities Lease	Equipment Leases
Current operating lease liabilities	$211	$150
Non-current operating lease liabilities	$-	$-
Weighted average remaining lease term in years	0.3	0.7
Weighted average discount rate	7.0%	7.2%